Amplify Online Retail ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Marketplace - 40.9%(a)
Affirm Holdings, Inc. (b)	90,160	$5,490,744
Alibaba Group Holding Ltd.	116,600	1,236,857
BigCommerce Holdings, Inc. (b)	792,266	4,848,668
Copart, Inc. (b)	81,312	4,666,496
Coupang, Inc. (b)	58,958	1,295,897
Delivery Hero SE (b)(c)(d)	34,278	962,618
DoorDash, Inc. - Class A (b)	26,573	4,457,621
Etsy, Inc. (b)	84,927	4,491,789
Fiverr International Ltd. (b)	47,901	1,519,899
Global-e Online Ltd. (b)	35,651	1,944,049
JD.com, Inc. - Class A	72,400	1,267,567
KE Holdings, Inc. - ADR	62,917	1,158,931
Liquidity Services, Inc. (b)	187,832	6,065,095
Lyft, Inc. - Class A (b)	313,055	4,038,409
Maplebear, Inc. (b)	94,427	3,911,166
Meituan - Class B (b)(c)(d)	58,100	1,134,633
MercadoLibre, Inc. (b)	669	1,137,594
Mercari, Inc. (b)	119,700	1,365,628
Ozon Holdings PLC - ADR (b)(e)(f)	106,678	0
PayPal Holdings, Inc. (b)	55,373	4,726,086
PDD Holdings, Inc. - ADR (b)	11,735	1,138,178
Prosus NV	33,917	1,346,888
Rakuten Group, Inc. (b)	234,000	1,278,841
Sea Ltd. - ADR (b)	14,836	1,574,100
Shopify, Inc. - Class A (b)	17,272	1,836,532
Uber Technologies, Inc. (b)	60,623	3,656,779
Upwork, Inc. (b)	309,190	5,055,256
VTEX - Class A (b)	210,569	1,240,251
		72,846,572

Omnichannel - 10.9%
Apple, Inc.	4,775	1,195,755
Best Buy Co., Inc.	11,897	1,020,763
CarMax, Inc. (b)	13,827	1,130,495
Dick's Sporting Goods, Inc.	5,450	1,247,178
Gap, Inc.	49,431	1,168,054
H & M Hennes & Mauritz AB - Class B	19,737	266,334
Home Depot, Inc.	2,738	1,065,055
Industria de Diseno Textil SA	5,270	270,889
Kohl's Corp. (f)	59,897	840,954
Lululemon Athletica, Inc. (b)	3,396	1,298,664
Macy's, Inc.	66,113	1,119,293
Next PLC	2,289	272,282
NIKE, Inc. - Class B	14,122	1,068,612
Nordstrom, Inc.	47,131	1,138,214
Tapestry, Inc.	21,377	1,396,559
Target Corp.	7,221	976,135
Ulta Beauty, Inc. (b)	2,744	1,193,448
Walmart, Inc.	12,748	1,151,782
Williams-Sonoma, Inc.	8,215	1,521,254
		19,341,720

Traditional - 35.1%(a)
1-800-Flowers.com, Inc. - Class A (b)	510,530	4,171,030
Allegro.eu SA (b)(c)(d)	165,069	1,082,184
Amazon.com, Inc. (b)	21,767	4,775,462
ASKUL Corp.	114,700	1,229,033
Carvana Co. (b)	18,867	3,836,793
Chewy, Inc. - Class A (b)	151,529	5,074,706
DocMorris AG (b)(f)	37,078	817,455
eBay, Inc.	73,804	4,572,158
Figs, Inc. - Class A (b)(f)	703,274	4,353,266
Fitell Corp. (b)(f)	45,251	395,494
HelloFresh SE (b)	129,091	1,571,998
Hims & Hers Health, Inc. (b)	192,484	4,654,263
MSC Industrial Direct Co., Inc. - Class A	50,770	3,792,011
Redcare Pharmacy NV (b)(c)(d)	9,032	1,231,738
Revolve Group, Inc. (b)	135,456	4,536,421
Shutterstock, Inc.	130,402	3,957,701
Spotify Technology SA (b)	3,617	1,618,174
Temple & Webster Group Ltd. (b)	182,398	1,479,403
Vipshop Holdings Ltd. - ADR	96,391	1,298,387
Wayfair, Inc. - Class A (b)	111,500	4,941,680
Zalando SE (b)(c)(d)	50,506	1,693,958
ZOZO, Inc.	44,600	1,389,706
		62,473,021

Travel - 12.4%
Airbnb, Inc. - Class A (b)	31,991	4,203,937
Booking Holdings, Inc.	901	4,476,546
Despegar.com Corp. (b)	94,334	1,815,930
Expedia Group, Inc. (b)	26,231	4,887,622
MakeMyTrip Ltd. (b)	12,472	1,400,356
Trip.com Group Ltd. (b)	20,950	1,456,369
TripAdvisor, Inc. (b)	258,930	3,824,396
		22,065,156
TOTAL COMMON STOCKS (Cost $192,111,527)		176,726,469

SHORT-TERM INVESTMENTS - 2.3%		Value
Investments Purchased with Proceeds from Securities Lending - 1.5%
First American Government Obligations Fund - Class X, 4.39% (g)	2,763,161	2,763,161

Money Market Funds - 0.8%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (g)	1,355,457	1,355,457
TOTAL SHORT-TERM INVESTMENTS (Cost $4,118,618)		4,118,618

TOTAL INVESTMENTS - 101.6% (Cost $196,230,145)		180,845,087
Liabilities in Excess of Other Assets - (1.6)%		(2,760,702)
TOTAL NET ASSETS - 100.0%		$178,084,385
two		–%
Percentages are stated as a percent of net assets.		–%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $6,105,131 or 3.4% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of December 31, 2024, the value of these securities total $6,105,131 or 3.4% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $1,396,024 which represented 0.8% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Online Retail ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$176,726,470	$–	$–	(a)	$176,726,470
Investments Purchased with Proceeds from Securities Lending	2,763,161	–	–		2,763,161
Money Market Funds	1,355,457	–	–		1,355,457
Total Investments	$180,845,088	$–	$–	(a)	$180,845,088

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.